Segment information (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Schedule of Segment Reporting Information, by Segment [Line Items]
Assets Held-for-sale, Current	$ 2		$ 16
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	1,515	1,131
Less: Equity Method Investments Included Above	(80)	(89)
Plus: Loss On Realized Non-Hedge Derivatives Included Above	0	69
Sales and other income	1,435	1,111
Interest revenue	8	9
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	44	28
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	9	25
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	10,383		10,388
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	454	279
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	454	279
Exploration Cost	(57)	(40)
General and administrative expenses	(68)	(40)
Market development costs	(3)	(3)
Non-hedge derivative gain and movement on bonds	41	61
Taxation expense (see note H)	(124)	(76)
Less: Net income attributable to noncontrolling interests	(6)	(12)
Net income/(loss) - attributable to AngloGold Ashanti	237	169
South Africa [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	564	380
Interest revenue	4	5
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	2	1
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	0	(1)
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	3,242		3,370
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	197	91
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	197	91
Continental Africa [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	543	402
Interest revenue	1	1
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	0	2
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	15	26
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	4,067		4,093
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	157	80
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	157	80
Australasia [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	98	113
Interest revenue	2	0
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	565		534
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	8	33
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	8	33
Americas [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	305	233
Interest revenue	1	2
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	0	1
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	2,225		2,170
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	146	120
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	146	120
Other Areas [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	5	3
Interest revenue	0	1
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	42	24
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(6)	0
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	284		221
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(54)	(45)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	(54)	(45)
I S S International Limited and I S S Pacific Limited [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Assets Held-for-sale, Current	0		15
Rand Refinery [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Assets Held-for-sale, Current	$ 2		$ 1